Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2018
CASH AND CASH EQUIVALENTS [Abstract]
Cash and cash equivalents
	December 31, 2018	December 31, 2017
Cash and cash equivalents	$ 58,590	$ 24,047
Restricted cash	2,865	5,886

Total cash and cash equivalents and restricted cash	$ 61,455	$ 29,933